Long Term Debt (Schedule of Redemption Prices) (Details) (Line of Credit [Member])	12 Months Ended
Dec. 31, 2014
2021 Notes [Member] | Redemption period one
Debt Instrument [Line Items]
Redemption price, percentage	103.375%
2021 Notes [Member] | Redemption period two
Debt Instrument [Line Items]
Redemption price, percentage	102.25%
2021 Notes [Member] | Redemption period three
Debt Instrument [Line Items]
Redemption price, percentage	101.125%
2021 Notes [Member] | Redemption period four
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2019 Notes [Member] | Redemption period one
Debt Instrument [Line Items]
Redemption price, percentage	104.313%
2019 Notes [Member] | Redemption period two
Debt Instrument [Line Items]
Redemption price, percentage	103.00%
2019 Notes [Member] | Redemption period three
Debt Instrument [Line Items]
Redemption price, percentage	101.438%
2019 Notes [Member] | Redemption period four
Debt Instrument [Line Items]
Redemption price, percentage	100.00%